Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]	22. Supplementary Cash Flow Information The following additional information is provided with respect to the consolidated statements of cash flows: